Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2019
Leases [Abstract]
Incremental borrowing rate	7.00%		4.00%
Benefit of the lessor	$ 33
Expense in profit or loss	$ 12	$ 10